Net defined benefits liability_Current service cost net interest expense income past service cost loss gain on the curtailment or settlement and loss gain due to remeasurements (Details) - KRW (₩)		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Postemployment benefit expense defined benefit plans [Abstract]
Current service cost		₩ 72,460,000,000	₩ 73,564,000,000
Net interest income		(829,000,000)	(1,983,000,000)
Gain (loss) on the curtailment or settlement		0	321,000,000
Cost recognized in net income		71,631,000,000	71,902,000,000
Remeasurements	[1]	81,462,000,000	12,486,000,000
Cost recognized in total comprehensive income		153,093,000,000	84,388,000,000
Retirement benefit service costs defined contribution plans		₩ 1,304,000,000	₩ 2,155,000,000

[1]	This is an amount before considering the tax effects.